ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2015
ACCUMULATED OTHER COMPREHENSIVE LOSS [Abstract]
Schedule of movement of accumulated other comprehensive loss
in millions of $	Foreign currency translation adjustment

Balance as of December 31, 2012	2.9
Other comprehensive income	1.2

Balance as of December 31, 2013	4.1
Other comprehensive loss	(40.6)

Balance as of December 31, 2014	(36.5)
Other comprehensive loss	(34.6)

Balance as of December 31, 2015	(71.1)